RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 361
Less: current portion	72
Long-term portion	289
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	214
Less: current portion	57
Long-term portion	157
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	147	$ 62
Less: current portion	15	(64)
Long-term portion	132	126
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	74
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	9
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	65	68
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	198
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(198)	(131)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	10
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	7
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	3	(35)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	277
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 277	$ 160